Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Operating activities
Net income	$ 6,397	$ 6,040
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income taxes, net	(257)	1,124
Provision for loan and lease losses	3,399	3,313
Depreciation, amortization and accretion, net	2,315	1,638
Share-based compensation	403	439
Increase in cash surrender value of bank-owned life insurance	(524)	(504)
Origination of loans for sale	(1,548)	(1,283)
Sale of loans originated for sale	1,695	1,288
Gain on sale of loans originated for sale	(147)	(5)
Net loss on foreclosed properties	228	158
Excess tax benefit from share-based compensation	(48)	(2)
Decrease in accrued interest receivable and other assets	793	1,306
Decrease in accrued interest payable and other liabilities	(323)	(696)
Net cash provided by operating activities	12,383	12,816
Investing activities
Proceeds from maturities of available-for-sale securities	41,497	31,299
Purchases of available-for-sale securities	(75,742)	(46,711)
Proceeds from sale of foreclosed properties	1,486	1,766
Payments to priority lien holders of foreclosed properties	268	0
Net (increase) decrease in loans and leases	(31,595)	8,741
Investment in Aldine Capital Fund, L.P.	0	(210)
Distributions from Aldine Capital Fund, L.P.	557	0
Proceeds from sale of FHLB Stock	1,223	0
Purchases of leasehold improvements and equipment, net	(441)	(274)
Premium payment on bank owned life insurance policies	0	(8)
Proceeds from surrender of bank owned life insurance policies	116	0
Net cash used in investing activities	(63,167)	(5,397)
Financing activities
Net decrease in deposits	9,946	24,830
Repayment of FHLB advances	(10)	(2,009)
Net decrease in short-term borrowed funds	(800)	0
Proceeds from issuance of subordinated notes payable	6,215	0
Repayment of subordinated notes payable	(6,215)	0
Excess tax benefit from share-based compensation	48	2
Cash dividends paid	(552)	(545)
Purchase of treasury stock	(99)	(55)
Net cash provided by financing activities	8,533	22,223
Net (decrease) increase in cash and cash equivalents	(42,251)	29,642
Cash and cash equivalents at the beginning of the period	130,093	50,819
Cash and cash equivalents at the end of the period	87,842	80,461
Supplementary cash flow information
Interest paid on deposits and borrowings	13,149	16,137
Income taxes paid	3,874	2,950
Transfer to foreclosed properties	1,397	2,218
Reissuance of treasury stock	$ 77	$ 0